Long-Term Debt And Lines Of Credit (Debt Amounts Included In Consolidated Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-Term Debt And Lines Of Credit [Abstract]
Principal amount of convertible debentures	$ 186,956	$ 186,956
Unamortized debt discount	(3,392)	(12,066)
Carry amount of convertible debentures	183,564	174,890
Additional paid in capital (net of tax)	$ 31,310	$ 31,310